Liabilities and income from insurance contracts	12 Months Ended
Dec. 31, 2022
Liabilities and income from insurance contracts
Liabilities and income from insurance contracts

9. Liabilities and income from insurance contracts

The tables below set forth the balances related to the Group’s insurance activity at December 31, 2022, 2021 and 2020.

	At December 31, 2022
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	9,158	(7,320)	1,838
Claims incurred but not reported reserves	11,330	(9,068)	2,262
Total	20,488	(16,388)	4,100

	At December 31, 2021
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	10,138	(8,315)	1,823
Claims incurred but not reported reserves	4,292	(3,410)	882
Total	14,430	(11,725)	2,705

	At December 31, 2020
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	10,903	(8,723)	2,180
Claims incurred but not reported reserves	1,693	(1,354)	339
Total	12,596	(10,077)	2,519

The table below sets forth the components of total insurance (loss)/income for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
Gross premiums written	4,404	2,384	7,203	4,707
Gross ceded reinsurance premiums	(5,443)	(1,874)	(5,762)	(3,766)
Change in net unearned premiums	(193)	337	(1,195)	(862)
Net premiums earned	(1,232)	847	246	79
Change in insurance claims reserves	(1,834)	(558)	(241)	(79)
Net (loss)/income on insurance contracts	(3,066)	289	5	-
Insurance underwriting commissions	815	381	172	56
Insurance administrator commissions	808	4,473	1,604	3,489
Total insurance (loss)/income	(1,443)	5,143	1,781	3,545

There was one claim with an adverse outcome reported during the year ended December 31, 2022, whereas there were no claims reported during the years ended December 31, 2021, 2020 and 2019. There was no outstanding loss reserve relating to reported claims at December 31, 2022, 2021 and 2020.